Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM BORROWINGS [Abstract]
Short-term borrowings, by lender
	December 31, 2013	December 31, 2014
	RMB	RMB
Borrowing from China Minsheng Bank	511,837	—
Borrowing from Industrial and Commercial Bank of China	244,248	—
Borrowing from China Merchants Bank	262,166	—
Borrowing from Shanghai Commercial & Savings Bank	195,101	—
Borrowing from Bank of Taiwan	182,907	—
Borrowing from Bank of China	171,628	—
Total short-term borrowings	1,567,887	—

Movement of short-term borrowings
	For the Years Ended December 31,
	2013	2014
	RMB	RMB
Balance at beginning of year	1,668,773	1,567,887
Add: Current year additions	1,656,256	—
Less: Current year repayment	(1,747,127)	(1,598,299)
Foreign currency translation	(10,015)	30,412
Balance at end of year	1,567,887	—